COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26.  COMMITMENTS AND CONTINGENCIES

As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2020, the total amount of these guarantees was $482.9 million.

Certain of the Company’s properties are subject to royalty arrangements. Set out below are the Company's most significant royalty arrangements related to operating mines:

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The Company has a royalty agreement with the Finnish government relating to the Kittila mine. Starting 12 months after the Kittila mine’s operations commenced, the Company has been required to pay 2.0% net smelter return royalty, defined as revenue less processing costs.

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The Partnership is committed to pay a royalty on production or metal sales from certain properties in Quebec, Canada. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 1.5% to 5.0%.

•	The Company is committed to pay a 5.0% net profits interest royalty on production from the Terrex property at the LaRonde mine in Quebec, Canada.
•	The Company is committed to pay a 2.0% net smelter return royalty on the metal sales from the LaRonde Zone 5 mine in Quebec, Canada.
•	The Company is committed to pay a 1.2% net smelter return royalty on sales from the Meliadine mine in Nunavut, Canada.
•

The Company is committed to two royalty arrangements on production from the Amaruq satellite deposit at the Meadowbank Complex in Nunavut, Canada,  a  1.4% net smelter return royalty and a 12.0% net profits interest royalty.

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The Company is committed to pay a royalty on production from certain properties in Mexico. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 2.5% to 3.5% at the Pinos Altos and Creston Mascota mines and 0.5% at the La India mine.

The Company regularly enters into various earn-in and shareholder agreements, often with commitments to pay net smelter return and other royalties.

The Company had the following contractual commitments as at December 31, 2020, of which $69.5 million related to capital expenditures:

Contractual
Commitments
2021	$96,146
2022	10,672
2023	5,629
2024	2,553
2025	2,496
Thereafter	4,206
Total	$121,702